Schedule of Investments (unaudited) January 31, 2020	iShares® U.S. Financial Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 47.0%
Associated Banc-Corp.	66,999	$1,335,290
BancorpSouth Bank	40,605	1,160,085
Bank of America Corp.	3,338,845	109,614,281
Bank of Hawaii Corp.	16,901	1,514,330
Bank OZK	50,914	1,383,842
BankUnited Inc.	40,050	1,321,650
BOK Financial Corp.	13,516	1,066,412
Cathay General Bancorp.	31,927	1,151,288
CIT Group Inc.	39,680	1,813,773
Citigroup Inc.	862,317	64,165,008
Citizens Financial Group Inc.	180,028	6,711,444
Comerica Inc.	59,923	3,664,891
Commerce Bancshares Inc.	43,159	2,920,138
Cullen/Frost Bankers Inc.	23,784	2,120,581
East West Bancorp. Inc.	60,619	2,778,775
Fifth Third Bancorp.	293,642	8,354,115
First Citizens BancShares Inc./NC, Class A	3,639	1,917,098
First Financial Bankshares Inc.	56,855	1,905,780
First Hawaiian Inc.	54,928	1,596,208
First Horizon National Corp.	130,076	2,081,216
First Republic Bank/CA	69,750	7,733,880
FNB Corp.	136,467	1,592,570
Fulton Financial Corp.	69,450	1,143,841
Glacier Bancorp. Inc.	35,285	1,495,025
Hancock Whitney Corp.	36,694	1,458,220
Home BancShares Inc./AR	65,379	1,250,046
Huntington Bancshares Inc./OH	428,106	5,809,398
IBERIABANK Corp.	21,945	1,595,621
International Bancshares Corp.	24,376	960,414
Investors Bancorp. Inc.	94,143	1,137,718
JPMorgan Chase & Co.	1,293,572	171,217,190
KeyCorp.	407,688	7,627,842
M&T Bank Corp.	54,587	9,199,001
PacWest Bancorp.	49,317	1,728,561
People’s United Financial Inc.	184,850	2,850,387
Pinnacle Financial Partners Inc.	30,163	1,781,427
PNC Financial Services Group Inc. (The)	180,711	26,844,619
Popular Inc.	40,391	2,260,280
Prosperity Bancshares Inc.	39,315	2,759,913
Regions Financial Corp.	399,701	6,223,345
Signature Bank/New York NY	22,449	3,185,289
Sterling Bancorp./DE	84,699	1,693,980
SVB Financial Group(a)	21,375	5,137,054
Synovus Financial Corp.	61,233	2,144,380
TCF Financial Corp.	63,893	2,701,396
Texas Capital Bancshares Inc.(a)	21,215	1,165,976
Truist Financial Corp.	553,626	28,550,493
Trustmark Corp.	26,155	836,437
U.S. Bancorp.	586,696	31,223,961
UMB Financial Corp.	18,250	1,212,895
Umpqua Holdings Corp.	92,534	1,563,825
United Bankshares Inc./WV	41,787	1,433,294
Valley National Bancorp.	164,253	1,729,584
Webster Financial Corp.	38,585	1,730,923
Wells Fargo & Co.	1,587,316	74,508,613
Western Alliance Bancorp.	39,438	2,178,161
Wintrust Financial Corp.	23,995	1,518,404

Security	Shares	Value

Banks (continued)
Zions Bancorp. N.A.	70,952	$3,227,606

		640,987,774

Capital Markets — 26.1%
Affiliated Managers Group Inc.	20,692	1,652,256
Ameriprise Financial Inc.	52,416	8,670,131
Bank of New York Mellon Corp. (The)	346,726	15,526,390
BlackRock Inc.(b)	48,638	25,649,249
Blackstone Group Inc. (The), Class A	272,391	16,634,918
Cboe Global Markets Inc.	45,933	5,659,864
Charles Schwab Corp. (The)	472,111	21,504,656
CME Group Inc.	147,925	32,115,997
E*TRADE Financial Corp.	93,816	3,998,438
Eaton Vance Corp., NVS	47,261	2,162,191
Evercore Inc., Class A	16,483	1,262,928
FactSet Research Systems Inc.	15,748	4,505,660
Federated Investors Inc., Class B	40,479	1,466,554
Franklin Resources Inc.	116,059	2,936,293
Goldman Sachs Group Inc. (The)	131,547	31,275,299
Interactive Brokers Group Inc., Class A	32,260	1,516,220
Intercontinental Exchange Inc.	229,938	22,934,016
Invesco Ltd.	155,034	2,682,088
Janus Henderson Group PLC	65,299	1,650,106
Lazard Ltd., Class A	47,175	1,979,463
Legg Mason Inc.	34,407	1,347,034
LPL Financial Holdings Inc.	33,623	3,097,687
MarketAxess Holdings Inc.	15,726	5,569,835
Moody’s Corp.	67,072	17,223,419
Morgan Stanley	507,859	26,540,711
Morningstar Inc.	8,661	1,358,824
MSCI Inc.	35,031	10,011,860
Nasdaq Inc.	47,550	5,537,673
Northern Trust Corp.	87,663	8,574,318
Raymond James Financial Inc.	51,218	4,682,862
S&P Global Inc.	100,892	29,635,007
SEI Investments Co.	52,442	3,422,365
State Street Corp.	150,328	11,369,307
Stifel Financial Corp.	28,607	1,850,587
T Rowe Price Group Inc.	96,580	12,896,328
TD Ameritrade Holding Corp.	109,771	5,211,927
Tradeweb Markets Inc., Class A	26,830	1,239,009
Virtu Financial Inc., Class A	32,341	539,771

		355,891,241

Consumer Finance — 6.5%
Ally Financial Inc.	157,580	5,047,287
American Express Co.	276,976	35,970,873
Capital One Financial Corp.	192,351	19,196,630
Credit Acceptance Corp.(a)	5,795	2,485,939
Discover Financial Services	129,649	9,740,529
FirstCash Inc.	17,935	1,559,807
Green Dot Corp., Class A(a)	20,456	615,317
LendingTree Inc.(a)(c)	3,251	1,011,711
Navient Corp.	82,243	1,182,654
OneMain Holdings Inc.	32,132	1,361,433
Santander Consumer USA Holdings Inc.	43,022	1,145,246
SLM Corp.	176,607	1,928,549
Synchrony Financial	246,032	7,973,897

		89,219,872

Diversified Financial Services — 0.3%
Equitable Holdings Inc.	182,763	4,389,967

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® U.S. Financial Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance — 0.4%
Fidelity National Financial Inc.	114,070	$5,560,913

IT Services — 18.8%
Mastercard Inc., Class A	366,124	115,673,216
Visa Inc., Class A	706,009	140,474,611

		256,147,827

Thrifts & Mortgage Finance — 0.8%
Capitol Federal Financial Inc.	60,467	796,955
Essent Group Ltd.	41,137	2,040,807
MGIC Investment Corp.	145,839	2,011,120
New York Community Bancorp. Inc.	195,297	2,159,985
Radian Group Inc.	84,097	2,059,535
TFS Financial Corp.	22,094	451,380
Washington Federal Inc.	33,054	1,123,836

		10,643,618

Total Common Stocks — 99.9% (Cost: $1,204,953,187)		1,362,841,212

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(b)(d)(e)	183,588	183,698

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(b)(d)	1,484,000	$1,484,000

		1,667,698

Total Short-Term Investments — 0.1% (Cost: $1,667,662)		1,667,698

Total Investments in Securities — 100.0% (Cost: $1,206,620,849)		1,364,508,910

Other Assets, Less Liabilities — 0.0%		673,946

Net Assets — 100.0%		$1,365,182,856

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Shares Purchased		Shares Sold	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	183,588	(b)	—	183,588	$183,698	$10,352	(c)	$(1,298)		$36
BlackRock Cash Funds: Treasury, SL Agency Shares	702,900	781,100	(b)	—	1,484,000	1,484,000	26,110		—		—
BlackRock Inc.	56,393	11,700		(19,455)	48,638	25,649,249	514,760		990,792		511,544

						$27,316,947	$551,222		$989,494		$511,580

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P Select Sector Financial Index	24	03/20/20	$2,211	$(47,842)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® U.S. Financial Services ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,362,841,212	$—	$—	$1,362,841,212
Money Market Funds	1,667,698	—	—	1,667,698

	$1,364,508,910	$—	$—	$1,364,508,910

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(47,842)	$—	$—	$(47,842)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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